Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net [Abstract]
Intangible Assets, Net
NOTE 8:-	INTANGIBLE ASSETS, NET

	Weighted
	average
	amortization	December 31,
	period	2010	2011
	(years)
Cost:
Acquired technology	6 - 7	$12,625	$12,625

Customers relationships and brand name	Mainly 6	9,107	9,107

		21,732	21,732
Accumulated amortization:
Acquired technology		4,782	6,945

Customers relationships and brand name		4,939	6,624

		9,721	13,569

Intangible assets, net		$12,011	$8,163

Amortization expenses for the years ended December 31, 2009, 2010 and 2011 were $ 3,303, $ 3,983 and $ 3,848, respectively.

Future estimated amortization expenses for the years ending:

December 31,

2012	$3,034
2013	2,661
2014	1,237
2015 and thereafter	1,231

Total	$8,163